UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6195

Strong Income Funds, Inc., on behalf of the Strong Advisor Municipal Bond Fund, Strong Corporate Income Fund, Strong High-Yield Bond Fund, Strong Short-Term Income Fund, and Strong Short-Term High Yield Bond Fund
(Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2005

Date of reporting period:  January 31, 2005


Item 1.   Schedule of Investments

Strong High-Yield Bond Fund
January 31, 2005 (Unaudited)
                                                                       Shares or
                                                                     Principal Amount        Value
-------------------------------------------------------------------------------------------------------
Corporate Bonds 91.5%
ALH Finance LLC/ALH Finance Corporation Senior Subordinated
Notes, 8.50%, Due 1/15/13 (b)                                            $  1,765,000  $    1,809,125
AMF Bowling Worldwide, Inc. Senior Subordinated Notes, 10.00%,
Due 3/01/10                                                                 1,765,000       1,844,425
AT&T Corporation Senior Bonds, 9.75%, Due 11/15/31                          1,765,000       2,256,994
AT&T Corporation Senior Notes, 9.05%, Due 11/15/11                          1,765,000       2,056,225
Aearo Company I Senior Subordinated Notes, 8.25%, Due 4/15/12               1,830,000       1,894,050
Airgate PCS, Inc. First Priority Senior Secured Floating Rate
Notes, 6.41%, Due 10/15/11 (b)                                              1,370,000       1,417,950
Aladdin Gaming Holdings LLC/Aladdin Capital Corporation Senior
Discount Notes, 13.50%, Due 3/01/10 (c) (d)                                13,915,000          69,575
Allied Waste North America, Inc. Senior Secured Notes, 8.875%,
Due 4/01/08                                                                 1,430,000       1,501,500
American Seafood Group LLC Senior Subordinated Notes, 10.125%,
Due 4/15/10                                                                 1,765,000       1,906,200
AmerisourceBergen Corporation Guaranteed Notes, 7.25%, Due
11/15/12                                                                    1,815,000       2,010,112
Amkor Technologies, Inc. Senior Notes, 7.75%, Due 5/15/13                   1,765,000       1,579,675
Appleton Papers, Inc. Senior Notes, 8.125%, Due 6/15/11                     2,275,000       2,411,500
Arch Western Finance LLC Variable Rate Guaranteed Senior Notes,
6.75%, Due 7/01/13                                                          2,095,000       2,147,375
Boise Cascade LLC Senior Floating Rate Notes, 5.535%, Due
10/15/12 (b)                                                                1,350,000       1,393,875
CB Richard Ellis Services, Inc. Senior Notes, 9.75%, Due 5/15/10            1,843,000       2,110,235
CCO Holdings LLC/CCO Holdings Capital Corporation Senior
Floating Rate Notes, 6.615%, Due 12/15/10 (b)                               4,830,000       4,817,925
CP Ships, Ltd. Senior Yankee Notes, 10.375%, Due 7/15/12                    2,420,000       2,819,300
CSC Holdings, Inc. Senior Notes, 7.625%, Due 4/01/11                        2,845,000       3,115,275
Calpine Corporation Second Priority Senior Secured Notes, 8.50%,
Due 7/15/10 (b)                                                             2,595,000       2,050,050
Carriage Services, Inc. Notes, 7.875%, Due 1/15/15 (b)                      1,325,000       1,373,031
William Carter Company Senior Subordinated Notes, Series B,
10.875%, Due 8/15/11                                                        2,890,000       3,244,025
Centennial Communications Corporation/Centennial Cellular
Operating Company LLC/Centennial Puerto Rico Senior Notes,
8.125%, Due 2/01/14                                                         1,615,000       1,715,937
Charter Communication Holdings II Senior Notes, 10.25%, Due
9/15/10                                                                     1,740,000       1,818,300
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corporation Senior Notes, 9.92%, Due 4/01/11               1,930,000       1,544,000
Chumash Casino & Resort Enterprise Senior Notes, 9.00%, Due
7/15/10 (b)                                                                 1,645,000       1,805,387
Cincinnati Bell, Inc. Senior Notes, 7.25%, Due 7/15/13                      2,030,000       2,121,350
Clean Harbors, Inc. Senior Secured Notes, 11.25%, Due 7/15/12 (b)           1,820,000       2,065,700
Commonwealth Brands, Inc. Senior Subordinated Notes, 10.625%,
Due 9/01/08 (b)                                                             2,130,000       2,225,850
Cooper-Standard Automotive, Inc. Notes, 7.00%, Due 12/15/12 (b)             1,770,000       1,747,875
Corrections Corporation of America Senior Notes, 7.50%, Due
5/01/11                                                                       970,000       1,036,687
Crown Euro Holdings SA Secured Second Lien Yankee Notes, 9.50%,
Due 3/01/11                                                                 2,490,000       2,788,800
Denny's Holdings, Inc. Senior Notes, 10.00%, Due 10/01/12 (b)               1,805,000       1,949,400
Dex Media, Inc. Notes, 8.00%, Due 11/15/13                                  2,500,000       2,668,750
Doane Pet Care Company Senior Notes, 10.75%, Due 3/01/10                    2,145,000       2,289,787
Dobson Cellular Systems Secured Notes, 9.875%, Due 11/01/12 (b)             2,210,000       2,270,775
Dollar Financial Group, Inc. Senior Notes, 9.75%, Due 11/15/11              1,805,000       1,999,037
ERICO International Corporation Senior Subordinated Notes,
8.875%, Due 3/01/12                                                         1,775,000       1,837,125
Echostar DBS Corporation Senior Notes, 6.625%, Due 10/01/14 (b)             2,715,000       2,755,725
El Paso Natural Gas Company Senior Notes, Series A, 7.625%, Due
8/01/10                                                                     1,840,000       2,007,900
Perry Ellis International, Inc. Senior Subordinated Notes,
Series B, 8.875%, Due 9/15/13                                               2,095,000       2,189,275
Equistar Chemicals LP/Equistar Chemical Funding Corporation
Senior Notes, 10.625%, Due 5/01/11                                          2,055,000       2,373,525
Fastentech, Inc. Senior Notes, 12.50%, Due 5/01/11 (b)                      1,405,000       1,594,675
Foot Locker, Inc. Debentures, 8.50%, Due 1/15/22                            3,225,000       3,628,125
Forest Oil Corporation Senior Notes, 8.00%, Due 12/15/11                    1,815,000       2,066,831
Fresenius Medical Care Capital Trust II Units, 7.875%, Due
2/01/08                                                                     2,065,000       2,225,037
General Cable Corporation Senior Notes, 9.50%, Due 11/15/10                 2,725,000       3,079,250
General Motors Acceptance Corporation Notes, 6.75%, Due 12/01/14            1,765,000       1,733,527
Geo Group, Inc. Senior Notes, 8.25%, Due 7/15/13                            1,820,000       1,945,125
Georgia-Pacific Corporation Senior Notes, 8.875%, Due 2/01/10               3,410,000       3,964,125
Graham Packaging Company Senior Notes, 8.50%, Due 10/15/12 (b)                905,000         943,462
HCA, Inc. Notes, 5.75%, Due 3/15/14                                         1,925,000       1,875,612
John Q. Hammons Hotels LP/John Q. Hammons Hotels Finance
Corporation III First Mortgage Notes, Series B, 8.875%, Due
5/15/12                                                                     2,750,000       3,107,500
HealthSouth Corporation Senior Notes, 7.625%, Due 6/01/12                   2,840,000       2,861,300
Hilcorp Energy I LP/Hilcorp Finance Company Senior Notes,
10.50%, Due 9/01/10 (b)                                                     2,230,000       2,503,175
Hollywood Casino Shreveport/Shreveport Capital Corporation First
Mortgage Notes, 13.00%, Due 8/01/06 (c)                                     2,430,000       2,029,050
Horizon PCS, Inc. Senior Notes, 11.375%, Due 7/15/12 (b)                    1,770,000       2,008,950
D.R. Horton, Inc. Senior Notes, 6.875%, Due 5/01/13                         1,940,000       2,149,534
Houghton Mifflin Company Notes, 7.20%, Due 3/15/11                          1,055,000       1,105,112
Houghton Mifflin Company Senior Discount Notes, Zero %, Due
10/15/13 (Rate Reset Effective 10/15/08)                                    4,205,000       2,880,425
Huntsman International LLC Senior Subordinated Notes, 7.375%,
Due 1/01/15 (b)                                                             1,775,000       1,775,000
IMC Global, Inc. Senior Notes, 10.875%, Due 8/01/13                         1,825,000       2,231,062
Imco Recycling Escrow, Inc. Senior Notes, 9.00%, Due 11/15/14 (b)           1,345,000       1,402,162
IPSCO, Inc. Senior Yankee Notes, 8.75%, Due 6/01/13                         2,700,000       3,064,500
IWO Escrow Company Senior Discount Notes, Zero %, Due 1/15/15
(Rate Reset Effective 1/15/10) (b)                                          1,110,000         713,175
IWO Escrow Company Senior Secured Floating Rate Notes, 6.32%,
Due 1/15/12 (b)                                                               445,000         447,225
Inergy LP/Inergy Finance Corporation Senior Notes, 6.875%, Due
12/15/14 (b)                                                                1,770,000       1,770,000
Intelsat, Ltd. Senior Floating Rate Notes, 7.7938%, Due 1/15/12
(b)                                                                         1,765,000       1,826,775
Intelsat, Ltd. Senior Yankee Notes, 8.25%, Due 1/15/13 (b)                  1,325,000       1,378,000
Interface, Inc. Senior Subordinated Notes, 9.50%, Due 2/01/14               2,775,000       3,024,750
Ispat Inland ULC Secured Notes, 9.75%, Due 4/01/14                          1,463,000       1,810,462
Jacuzzi Brands, Inc. Senior Securities, 9.625%, Due 7/01/10                 1,885,000       2,111,200
JohnsonDiversey, Inc. Senior Subordinated Notes, Series B,
9.625%, Due 5/15/12                                                         2,070,000       2,318,400
Jostens IH Corporation Senior Subordinated Notes, 7.625%, Due
10/01/12 (b)                                                                2,160,000       2,208,600
KB Home Senior Notes, 5.875%, Due 1/15/15                                   1,590,000       1,618,319
Knowledge Learning Center Senior Subordinated Notes, 7.75%, Due
2/01/15 (b)                                                                 1,765,000       1,769,412
MCI, Inc. Senior Notes, 8.735%, Due 5/01/14                                 1,495,000       1,638,894
MDP Acquisitions PLC Senior Yankee Notes, 9.625%, Due 10/01/12              1,860,000       2,064,600
MGM Mirage, Inc. Senior Notes, 6.00%, Due 10/01/09                          1,970,000       2,019,250
Magnachip Semiconductor SA/Magnachip Semiconductor Finance
Company Second Priority Secured Floating Rate Notes, 5.76%, Due
12/15/11 (b)                                                                1,330,000       1,378,213
Midwest Generation LLC/Midwest Finance Corporation Second
Priority Senior Secured Notes, 8.75%, Due 5/01/34                           1,840,000       2,065,400
Mission Energy Holding Company Senior Secured Notes, 13.50%, Due
7/15/08                                                                       980,000       1,227,450
Mueller Group, Inc. Secured Floating Rate Notes, 6.91%, Due
11/01/11                                                                    1,830,000       1,889,475
Nalco Company Senior Subordinated Notes, 8.875%, Due 11/15/13               2,285,000       2,502,075
National Wine & Spirits, Inc. Senior Notes, 10.125%, Due 1/15/09            2,100,000       2,089,500
NationsRent, Inc. Senior Secured Notes, 9.50%, Due 10/15/10                 2,230,000       2,497,600
Nevada Power Company General and Refunding Mortgage Notes,
5.875%, Due 1/15/15 (b)                                                     1,335,000       1,345,013
Northwestern Corporation Senior Secured Notes, 5.875%, Due
11/01/14 (b)                                                                1,775,000       1,835,552
Novelis, Inc. Senior Yankee Notes, 7.25%, Due 2/15/15 (b)                   1,765,000       1,804,713
OM Group, Inc. Senior Subordinated Notes, 9.25%, Due 12/15/11               2,715,000       2,905,050
Parker Drilling Company Floating Rate Senior Notes, 7.15%, Due
9/01/10                                                                     2,265,000       2,383,913
Paxson Communications Corporation Senior Subordinated Discount
Notes, Zero %, Due 1/15/09 (Rate Reset Effective 1/15/06)                   3,035,000       2,943,950
JC Penney Company, Inc. Notes, 8.00%, Due 3/01/10                           1,400,000       1,594,250
Playtex Products, Inc. Senior Secured Notes, 8.00%, Due 3/01/11             2,765,000       3,027,675
Polyone Corporation Senior Notes, 10.625%, Due 5/15/10                      2,635,000       2,951,200
Premcor Refining Group, Inc. Senior Subordinated Notes, 7.75%,
Due 2/01/12                                                                 1,865,000       2,037,513
Pride International, Inc. Senior Notes, 7.375%, Due 7/15/14                 1,815,000       2,005,575
PRIMEDIA, Inc. Floating Rate Senior Notes, 7.665%, Due 5/15/10              1,690,000       1,791,400
Qwest Communications International, Inc. Senior Floating Rate
Notes, 6.04%, Due 2/15/09 (b)                                               2,925,000       2,983,500
Qwest Corporation Senior Notes, 7.875%, Due 9/01/11 (b)                     1,500,000       1,612,500
Qwest Services Corporation Notes, 14.00%, Due 12/15/10 (b)                  2,475,000       2,951,438
Qwest Services Corporation Variable Rate Notes, 14.50%, Due
12/15/14 (b)                                                                2,350,000       2,955,125
Rainbow National Services LLC Senior Subordinated Notes,
10.375%, Due 9/01/14 (b)                                                    1,765,000       2,078,288
Reader's Digest Association, Inc. Senior Notes, 6.50%, Due
3/01/11                                                                     2,379,000       2,515,793
Reddy Ice Group, Inc. Senior Subordinated Notes, 8.875%, Due
8/01/11                                                                     2,320,000       2,494,000
Resolution Performance Products LLC Senior Subordinated Notes,
13.50%, Due 11/15/10                                                        1,765,000       1,954,738
Rexnord Corporation Senior Subordinated Notes, 10.125%, Due
12/15/12                                                                    2,110,000       2,373,750
Rhodia SA Senior Yankee Notes, 10.25%, Due 6/01/10                          1,835,000       2,096,488
Riddell Bell Holdings, Inc. Senior Subordinated Notes, 8.375%,
Due 10/01/12 (b)                                                            2,260,000       2,339,100
Rogers Cable, Inc. Senior Secured Second Priority Yankee Notes,
6.75%, Due 3/15/15 (b)                                                      3,270,000       3,368,100
Rogers Wireless, Inc. Secured Floating Rate Yankee Notes,
5.525%, Due 12/15/10 (b)                                                    1,630,000       1,723,725
Rogers Wireless, Inc. Secured Yankee Notes, 7.50%, Due 3/15/15
(b)                                                                           890,000         958,975
Rural Cellular Corporation Secured Notes, 8.25%, Due 3/15/12                2,290,000       2,461,750
Seminis Vegetable Seeds, Inc. Senior Subordinated Notes, 10.25%,
Due 10/01/13                                                                2,780,000       3,336,000
Sierra Pacific Power Company General and Refunding Mortgage
Notes, Series A, 8.00%, Due 6/01/08                                         3,000,000       3,277,500
Sierra Pacific Resources Senior Notes, 8.625%, Due 3/15/14                  1,780,000       1,986,925
Southern Natural Gas Company Senior Notes, 8.875%, Due 3/15/10              2,650,000       2,961,375
Superior Essex Communications LLC/Essex Group, Inc. Senior
Notes, 9.00%, Due 4/15/12                                                   2,270,000       2,360,800
Tenet Healthcare Corporation Senior Notes, 9.25%, Due 2/01/15 (b)           1,765,000       1,773,825
Texas Genco LLC/Texas Genco Financing Corporation Senior Notes,
6.875%, Due 12/15/14 (b)                                                    1,775,000       1,846,000
Town Sports International, Inc. Senior Notes, 9.625%, Due 4/15/11           2,240,000       2,368,800
Turning Stone Casino Resort Enterprise Senior Notes, 9.125%, Due
12/15/10 (b)                                                                2,110,000       2,299,900
UCAR Finance, Inc. Guaranteed Senior Notes, 10.25%, Due 2/15/12             1,900,000       2,135,125
US Oncology, Inc. Senior Notes, 9.00%, Due 8/15/12 (b)                      1,815,000       1,978,350
United Industries Corporation Guaranteed Notes, Series D,
9.875%, Due 4/01/09                                                         2,570,000       2,629,444
Venoco, Inc. Senior Notes, 8.75%, Due 12/15/11 (b)                          1,775,000       1,801,625
Vertis, Inc. Senior Notes, 10.875%, Due 6/15/09                             2,315,000       2,505,988
Warner Music Group Senior Subordinated Notes, 7.375%, Due
4/15/14 (b)                                                                 1,690,000       1,774,500
Waterford Gaming LLC Senior Notes, 8.625%, Due 9/15/12 (b)                  2,553,000       2,770,005
Williams Scotsman, Inc. Senior Secured Notes, 10.00%, Due 8/15/08           1,810,000       1,981,950
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corporation First
Mortgage Notes, 6.625%, Due 12/01/14 (b)                                    2,445,000       2,414,438
Xerox Capital Trust I Guaranteed Securities, 8.00%, Due 2/01/27             2,170,000       2,273,075
-------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $275,530,146)                                                 281,550,620
-------------------------------------------------------------------------------------------------------
Non-Agency Mortgage & Asset-Backed Securities  0.0%
Aircraft Lease Portfolio Securitization, Ltd. Pass-Thru Trust
Certificates, Series 1996-1, Class D, 12.75%, Due 6/15/06 (c) (d)           4,154,632          41,546
Salomon Brothers Mortgage Securities VII, Inc. Variable Rate
Mortgage Pass-Thru Certificates, Series 1997-A, Class B3, 6.465%,
Due 10/01/25 (Acquired 7/09/97; Cost $15,190) (b) (d)                          17,012          15,689
-------------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage & Asset-Backed Securities (Cost
$4,198,656)                                                                                    57,235
-------------------------------------------------------------------------------------------------------
Variable Rate Term Loans 7.3%
Del Laboratories, Inc. Term Loan, 4.97%, Due 10/30/11                         500,000         505,000
El Paso Corporation Term Loan B, 5.19%, Due 11/22/09                        2,490,000       2,518,013
Goodyear Tire & Rubber Company Term Loan, 7.03%, Due 3/31/06                3,500,000       3,565,625
Graham Packaging Company Term Loan, 6.81%, Due 3/15/12                      2,000,000       2,057,500
INVISTA Term Loan, 5.31%, Due 4/30/11                                       1,952,941       1,984,676
Levi Strauss Company Trademark Term Loan, 9.14%, Due 8/01/06                2,970,000       3,192,750
Midwest Generation LLC Term Loan, 5.62%, Due 4/05/11                        1,797,261       1,817,480
Northwest Airlines Corporation Term Loan B, 9.10%, Due 11/03/10             2,000,000       2,040,000
Regal Cinemas Corporation Term Loan B, 4.56%, Due 10/19/10                  2,887,047       2,923,135
Revlon Consumer Products Corporation Term Loan, 8.51%, Due
7/31/10                                                                     1,870,000       1,951,813
-------------------------------------------------------------------------------------------------------
Total Variable Rate Term Loans (Cost $22,133,081)                                          22,555,992
-------------------------------------------------------------------------------------------------------
Common Stocks 0.0%
OpTel, Inc. Non-Voting (Acquired 2/07/97 - 5/07/98; Cost
$603,030) (b) (c) (d)                                                          17,325             173
-------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $603,030)                                                               173
-------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 0.8%
Repurchase Agreements
ABN AMRO Inc. (Dated 1/31/05), 2.47%, Due 2/01/05 (Repurchase
proceeds $300,021); Collateralized by: United States Government
& Agency Issues                                                           $   300,000         300,000
State Street Bank (Dated 1/31/05), 0.85%, Due 2/01/05
(Repurchase proceeds $2,055,149); Collateralized by: United
States Government & Agency Issues                                           2,055,100       2,055,100
-------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $2,355,100)                                              2,355,100
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $304,820,013) 99.6%                                 306,519,120
Other Assets and Liabilities, Net 0.4%                                                      1,074,919
-------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                        $307,594,039
=======================================================================================================

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year and investments in money market funds.
(b) Restricted security.
(c) Non-income producing security. In the case of a debt security, generally denotes that the issuer has defaulted on the payment of principal or interest, the issuer has filed for bankruptcy, or the fund has halted accruing income.
(d) Illiquid security.

Percentages are stated as a percent of net assets.

This Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Short-Term High Yield Bond Fund
January 31, 2005 (Unaudited)
                                                                       Shares or
                                                                    Principal Amount           Value
--------------------------------------------------------------------------------------------------------
Corporate Bonds 72.9%
AGCO Corporation Senior Notes, 9.50%, Due 5/01/08                       $  1,885,000       $  2,005,169
AT&T Corporation Medium-Term Notes, Tranche #16, 8.35%, Due
5/15/25                                                                    2,500,000          2,556,250
Alliance Imaging, Inc. Senior Subordinated Notes, 10.375%, Due
4/15/11                                                                    2,000,000          2,230,000
Allied Waste North America, Inc. Senior Secured Notes, 8.875%,
Due 4/01/08                                                                1,475,000          1,548,750
AmerisourceBergen Corporation Senior Notes, 8.125%, Due 9/01/08            2,635,000          2,924,850
Ameristar Casinos, Inc. Senior Subordinated Notes, 10.75%, Due
2/15/09                                                                    2,685,000          2,985,384
Ametek, Inc. Senior Notes, 7.20%, Due 7/15/08                              3,500,000          3,791,914
ArvinMeritor, Inc. Notes, 6.625%, Due 6/15/07                              2,075,000          2,155,406
BRL Universal Equipment LP/BRL Universal Equipment Corporation
Senior Secured Notes, 8.875%, Due 2/15/08                                  3,875,000          4,046,973
Ball Corporation Senior Notes, 7.75%, Due 8/01/06                          1,915,000          2,005,963
Bausch & Lomb, Inc. Senior Notes, 6.95%, Due 11/15/07                      2,300,000          2,438,743
The Brickman Group, Ltd. Guaranteed Notes, Series B, 11.75%, Due
12/15/09                                                                     725,000            846,438
British Sky Broadcasting Group PLC Yankee Notes, 8.20%, Due
7/15/09                                                                    2,550,000          2,940,892
CMS Energy Corporation Senior Notes, 9.875%, Due 10/15/07                  1,910,000          2,122,488
CP Ships, Ltd. Senior Yankee Notes, 10.375%, Due 7/15/12                   1,000,000          1,165,000
CSC Holdings, Inc. Senior Notes, 7.875%, Due 12/15/07                      1,915,000          2,072,988
William Carter Company Senior Subordinated Notes, Series B,
10.875%, Due 8/15/11                                                       2,902,000          3,257,495
Chumash Casino & Resort Enterprise Senior Notes, 9.00%, Due
7/15/10 (b)                                                                2,000,000          2,195,000
Citizens Communications Company Debentures, 7.60%, Due 6/01/06             2,495,000          2,613,512
Comcast Corporation Senior Subordinated Notes, 10.50%, Due
6/15/06                                                                    2,970,000          3,223,365
Constellation Brands, Inc. Guaranteed Notes, Series B, 8.00%,
Due 2/15/08                                                                1,440,000          1,571,400
Corrections Corporation of America Senior Notes, 9.875%, Due
5/01/09                                                                    2,000,000          2,210,000
Crown Cork and Seal Finance PLC Yankee Notes, 7.00%, Due 12/15/06          2,490,000          2,614,500
D.R. Horton, Inc. Senior Notes, 7.50%, Due 12/01/07                        1,740,000          1,895,368
Delco Remy International, Inc. Variable Rate Secured Notes,
6.66%, Due 4/15/09                                                         1,160,000          1,191,900
Dex Media East LLC/Dex Media East Finance Company Senior Notes,
9.875%, Due 11/15/09                                                       2,000,000          2,250,000
Echostar DBS Corporation Senior Notes, 5.75%, Due 10/01/08                 2,520,000          2,551,500
FMC Corporation Notes, Series A, 7.00%, Due 5/15/08                        1,915,000          2,032,294
Fastentech, Inc. Senior Notes, 12.50%, Due 5/01/11 (b)                       920,000          1,044,200
Freescale Semiconductor, Inc. Floating Rate Senior Notes, 5.41%,
Due 7/15/09                                                                1,435,000          1,495,987
Fresenius Medical Care Capital Trust II Units, 7.875%, Due
2/01/08                                                                    3,660,000          3,943,650
The Gap, Inc. Notes, 10.05%, Due 12/15/08 (Rate Reset Effective
2/09/05)                                                                   2,000,000          2,417,500
Georgia-Pacific Corporation Senior Notes, 7.50%, Due 5/15/06               2,675,000          2,798,719
HCA, Inc. Notes, 7.125%, Due 6/01/06                                       1,000,000          1,039,688
HMH Properties, Inc. Senior Secured Notes, Series B, 7.875%, Due
8/01/08                                                                    2,868,000          2,957,625
Hanover Equipment Trust Senior Secured Notes, Series 2001B,
8.75%, Due 9/01/11                                                         2,500,000          2,712,500
Hercules, Inc. Senior Notes, 11.125%, Due 11/15/07                         1,085,000          1,280,300
Hexcel Corporation Guaranteed Notes, 9.875%, Due 10/01/08                  2,010,000          2,231,100
Huntsman Advanced Materials LLC Secured Floating Rate Notes,
10.89%, Due 7/15/08 (b)                                                    2,000,000          2,155,000
IMC Global, Inc. Guaranteed Notes, Series B, 10.875%, Due 6/01/08          1,915,000          2,245,337
Intrawest Corporation Senior Yankee Notes, 10.50%, Due 2/01/10             2,990,000          3,146,975
MCI, Inc. Notes, 6.908%, Due 5/01/07                                       1,000,000          1,025,000
Magellan Health Services Senior Notes, Series A, 9.375%, Due
11/15/08                                                                   1,915,000          2,072,987
Meritage Homes Corporation Guaranteed Senior Notes, 9.75%, Due
6/01/11                                                                    2,000,000          2,220,000
Michaels Stores, Inc. Senior Notes, 9.25%, Due 7/01/09                     1,828,000          1,953,675
Millennium America, Inc. Senior Notes, 9.25%, Due 6/15/08                  1,900,000          2,118,500
Nexstar Finance LLC/Nexstar Finance, Inc. Senior Subordinated
Notes, 12.00%, Due 4/01/08                                                 2,345,000          2,517,944
Nova Chemicals Corporation Yankee Notes, 7.40%, Due 4/01/09                3,030,000          3,287,550
Panamsat Corporation Notes, 6.375%, Due 1/15/08                            1,915,000          1,996,387
Paxson Communications Corporation Senior Secured Variable Rate
Notes, 5.41%, Due 1/15/10 (b)                                              3,000,000          3,045,000
Penn National Gaming, Inc. Senior Subordinated Notes, Series B,
11.125%, Due 3/01/08                                                       1,550,000          1,650,750
Plains All American Pipeline LP Senior Notes, 4.75%, Due 8/15/09
(b)                                                                        2,105,000          2,128,479
Port Arthur Financial Corporation Guaranteed Senior Secured
Notes, Series A, 12.50%, Due 1/15/09                                       2,895,560          3,402,283
Rite Aid Corporation Senior Secured Notes, 12.50%, Due 9/15/06             2,000,000          2,225,000
Rogers Wireless, Inc. Secured Floating Rate Yankee Notes,
5.525%, Due 12/15/10 (b)                                                   2,000,000          2,115,000
Ryland Group, Inc. Senior Notes, 9.75%, Due 9/01/10                        2,835,000          3,086,068
Select Medical Corporation Senior Subordinated Notes, 9.50%, Due
6/15/09                                                                    1,910,000          2,041,312
Service Corporation International Notes, 7.20%, Due 6/01/06                1,775,000          1,846,000
Sierra Pacific Power Company General and Refunding Mortgage
Notes, Series A, 8.00%, Due 6/01/08                                        2,490,000          2,720,325
Standard Pacific Corporation Senior Notes:
    5.125%, Due 4/01/09                                                      675,000            675,000
    6.50%, Due 10/01/08                                                    1,750,000          1,837,500
Stewart Enterprises, Inc. Senior Subordinated Notes, 10.75%, Due
7/01/08                                                                    1,790,000          1,942,150
TXU Energy Company LLC Senior Notes, 6.125%, Due 3/15/08                   1,615,000          1,703,688
Telus Corporation Yankee Notes, 7.50%, Due 6/01/07                         1,270,000          1,372,052
UCAR Finance, Inc. Guaranteed Senior Notes, 10.25%, Due 2/15/12            1,500,000          1,685,625
United States Steel LLC Senior Notes, 10.75%, Due 8/01/08                  1,500,000          1,781,250
Venetian Casino Resort LLC/Las Vegas Sands, Inc. Mortgage Notes,
11.00%, Due 6/15/10                                                        2,245,000          2,548,075
--------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $147,684,124)                                                   149,909,723
--------------------------------------------------------------------------------------------------------
Non-Agency Mortgage & Asset-Backed Securities 0.2%
Salomon Brothers Mortgage Securities VII, Inc. Floating Rate
Mortgage Pass-Thru Certificates, Series 1994-5, Class B2,
3.6109%, Due 4/25/24 (d)                                                     478,230            482,930
--------------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage & Asset-Backed Securities (Cost
$459,101)                                                                                       482,930
--------------------------------------------------------------------------------------------------------
Variable Rate Term Loans 19.3%
Accuride Corporation Term Loan, 4.875%, Due 1/06/12 (c)                    1,000,000          1,000,000
Consolidated Communications Acquisition Texas, Inc. Term Loan,
4.76%, Due 3/18/10                                                         1,890,710          1,909,618
Davita, Inc. Term Loan B, 4.42%, Due 3/31/09                               4,232,066          4,263,807
Dex Media West Term Loan, 4.33%, Due 9/10/10                               1,635,253          1,653,650
DirecTV Holdings LLC Term Loan, 4.47%, Due 3/06/10                         4,129,592          4,170,888
Dresser Rand Company Term Loan, 4.56%, Due 10/29/11                          439,428            446,019
Goodyear Tire & Rubber Company Term Loan, 7.03%, Due 3/31/06               2,500,000          2,546,875
Graham Packaging Company Term Loan, 5.09%, Due 9/15/11                     1,000,000          1,012,500
INVISTA Term Loan, 5.31%, Due 4/30/11                                      1,464,706          1,488,507
Jostens IH Corporation Term Loan B, 4.81%, Due 9/30/11                       800,000            802,000
K & F Industries, Inc. Term Loan B, 5.07%, Due 11/18/12                      484,375            492,246
Loews Cineplex Entertainment Corporation Bank Loan, 4.64%, Due
7/08/11                                                                      598,500            606,729
Midwest Generation LLC Term Loan, 5.62%, Due 4/05/11                       1,758,891          1,778,679
Mueller Group, Inc. Term Loan, 5.10%, Due 3/24/11                          1,889,908          1,904,083
Nalco Company Term Loan B, 4.46%, Due 11/01/10                             2,497,069          2,531,404
New Skies Satellites Term Loan, 5.402%, Due 5/04/11                        1,000,000          1,005,000
Nortek Holdings, Inc. Term Loan, 4.62%, Due 7/28/11                          997,500          1,013,709
PP Holdings Corporation Term Loan, 4.83%, Due 5/14/10                        995,000          1,002,463
Qwest Term Loan A, 7.39%, Due 6/30/07                                      3,575,000          3,731,406
Regal Cinemas Corporation Term Loan B, 4.56%, Due 10/19/10                 2,405,872          2,435,946
Triad Hospitals, Inc. Term Loan B, 4.83%, Due 1/04/08                      2,950,487          2,972,615
Warner Music Group Term Loan, 5.21%, Due 3/18/10                             992,500          1,008,628
--------------------------------------------------------------------------------------------------------
Total Variable Rate Term Loans (Cost $39,266,139)                                            39,776,772
--------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 6.5%
Corporate Bonds 5.2%
Kansas Gas and Electric Company First Mortgage Notes, 6.20%, Due
1/15/06                                                                    1,975,000          2,033,539
Midland Funding Corporation II Lease Obligation Bonds, Series A,
11.75%, Due 7/23/05                                                        1,724,193          1,780,012
Park Place Entertainment Corporation Senior Subordinated Notes,
7.875%, Due 12/15/05                                                       1,100,000          1,139,875
Smurfit Capital Funding PLC Guaranteed Notes, 6.75%, Due 11/20/05          3,000,000          3,075,000
Starwood Hotels & Resorts Worldwide, Inc. Notes, 6.75%, Due
11/15/05                                                                   2,580,000          2,647,725
                                                                                    --------------------
Total Corporate Bonds                                                                        10,676,151

Repurchase Agreements 1.3%
ABN AMRO Inc. (Dated 1/31/05), 2.47%, Due 2/01/05 (Repurchase
proceeds $600,041); Collateralized by: United States Government
& Agency Issues                                                              600,000            600,000
State Street Bank (Dated 1/31/05), 0.85%, Due 2/01/05
(Repurchase proceeds $1,993,147); Collateralized by: United
States Government & Agency Issues                                          1,993,100          1,993,100
                                                                                    --------------------
Total Repurchase Agreements                                                                   2,593,100
--------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $13,012,376)                                              13,269,251
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $200,421,740) 98.9%                                   203,438,676
Other Assets and Liabilities, Net 1.1%                                                        2,274,536
--------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                        $  205,713,212
========================================================================================================

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Restricted security.
(c) All or a portion of security is when-issued.
(d) Illiquid security.

Percentages are stated as a percent of net assets.

This Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Corporate Income Fund
January 31, 2005 (Unaudited)
                                                                       Shares or
                                                                   Principal Amount          Value
------------------------------------------------------------------------------------------------------
Corporate Bonds 73.2%
AT&T Wireless Services, Inc. Senior Notes, 7.35%, Due 3/01/06            $  150,000        $  156,156
America Movil SA de CV Guaranteed Senior Yankee Notes, 5.50%,
Due 3/01/14                                                                 100,000           100,955
American General Finance Corporation Notes, Series H, 4.50%, Due
11/15/07                                                                    175,000           177,829
Anheuser Busch Companies, Inc. Notes, 5.375%, Due 9/15/08                   250,000           262,412
Astoria Financial Corporation Notes, 5.75%, Due 10/15/12                     50,000            52,248
BNP Paribas Subordinated Notes, 7.20%, Due 1/15/07                          350,000           372,921
Bank of America Corporation Senior Notes, 5.375%, Due 6/15/14               200,000           211,014
Bellsouth Corporation Notes, 4.75%, Due 11/15/12                            100,000           101,037
Bottling Group LLC Senior Notes, 4.625%, Due 11/15/12                       300,000           305,888
Burlington Northern Santa Fe Corporation Notes, 7.125%, Due
12/15/10                                                                    150,000           171,362
CIT Group, Inc. Notes, 6.50%, Due 2/07/06                                   100,000           103,155
CIT Group, Inc. Senior Notes, 2.875%, Due 9/29/06                           200,000           197,578
Capital One Bank Notes, 4.875%, Due 5/15/08                                 200,000           204,770
Cendant Corporation Senior Notes, 6.25%, Due 1/15/08                        100,000           106,134
Centerpoint Energy Houston Electric LLC Mortgage Bond, Series
J2, 5.70%, Due 3/15/13                                                      115,000           123,008
ChevronTexaco Capital Company Notes, 3.50%, Due 9/17/07                     350,000           349,855
Cingular Wireless LLC Senior Notes, 6.50%, Due 12/15/11                     165,000           183,494
Citigroup, Inc. Subordinated Notes, 5.625%, Due 8/27/12                     240,000           256,498
Clear Channel Communications, Inc. Senior Notes, 4.625%, Due
1/15/08                                                                     100,000           100,823
Columbus Southern Power Company Senior Notes, 5.50%, Due 3/01/13            100,000           105,260
Comcast Corporation Senior Notes, 6.50%, Due 1/15/15                        200,000           223,469
Conoco, Inc. Senior Notes, 6.95%, Due 4/15/29                               150,000           184,815
Consumers Energy Company First Mortgage Bonds, 5.50%, Due
8/15/16 (b)                                                                 155,000           160,503
Core Investment Grade Trust Pass-Thru Certificates, 4.727%, Due
11/30/07                                                                    150,000           152,810
Credit Suisse First Boston USA, Inc. Notes:
    4.625%, Due 1/15/08                                                     300,000           305,715
    6.50%, Due 1/15/12                                                      100,000           111,812
DaimlerChrysler North America Holding Corporation Guaranteed
Notes, Series A, Tranche #1, 7.375%, Due 9/15/06                            225,000           237,201
DaimlerChrysler North America Holding Corporation Notes, 7.75%,
Due 1/18/11                                                                 200,000           231,569
Devon Financing Corporation ULC Notes, 6.875%, Due 9/30/11                  100,000           113,274
RR Donnelley & Sons Company Notes, 4.95%, Due 4/01/14                       110,000           110,355
EOP Operating LP Notes, 6.75%, Due 2/15/12                                  165,000           184,046
Encana Corporation Yankee Notes, 4.60%, Due 8/15/09                         100,000           101,671
FPL Group Capital, Inc. Guaranteed Debentures, 3.25%, Due 4/11/06           200,000           199,682
FedEx Corporation Notes, 2.65%, Due 4/01/07                                 100,000            97,671
Florida Power and Light Company First Mortgage Bonds, 4.85%, Due
2/01/13                                                                     100,000           102,740
Ford Motor Credit Company Notes:
    6.50%, Due 1/25/07                                                      300,000           308,983
    7.375%, Due 2/01/11                                                     200,000           213,723
France Telecom SA Yankee Notes, 8.50%, Due 3/01/11 (Rate Reset
Effective 3/01/05)                                                          175,000           209,089
Fund American Companies, Inc. Guaranteed Senior Notes, 5.875%,
Due 5/15/13                                                                 100,000           102,550
General Dynamics Corporation Notes, 3.00%, Due 5/15/08                      100,000            97,491
General Electric Capital Corporation Notes:
    4.625%, Due 9/15/09                                                     185,000           189,390
    5.875%, Due 2/15/12                                                     545,000           590,175
General Motors Corporation Notes, 7.20%, Due 1/15/11                        330,000           331,524
Goldman Sachs Group, Inc. Notes, 4.125%, Due 1/15/08                        100,000           100,939
Goldman Sachs Group, Inc. Senior Notes, 5.15%, Due 1/15/14                  100,000           102,204
Harrah's Operating, Inc. Senior Notes, 7.125%, Due 6/01/07                  180,000           192,048
Hewlett Packard Company Notes, 6.50%, Due 7/01/12                           100,000           112,384
Household Finance Corporation Notes, 6.375%, Due 11/27/12                   275,000           305,501
Husky Energy, Inc. Yankee Notes, 6.15%, Due 6/15/19                         100,000           107,536
Hutchison Whampoa International, Ltd. Guaranteed Yankee Notes,
6.25%, Due 1/24/14 (b)                                                      230,000           245,544
International Bank for Reconstruction and Development Yankee
Bonds, 4.375%, Due 9/28/06                                                   40,000            40,709
International Lease Finance Corporation Notes, 5.875%, Due
5/01/13                                                                      50,000            53,455
International Paper Company Notes, 5.85%, Due 10/30/12                      150,000           162,045
Korea Development Bank Yankee Notes, 5.75%, Due 9/10/13                     100,000           106,452
Kraft Foods, Inc. Notes:
    4.625%, Due 11/01/06                                                    100,000           101,645
    5.25%, Due 6/01/07                                                      125,000           128,972
Kroger Company Notes, 6.75%, Due 4/15/12                                    100,000           112,887
Lehman Brothers Holdings, Inc. Notes, 4.00%, Due 1/22/08                    250,000           250,838
Liberty Media Corporation Variable Rate Senior Notes, 3.99%, Due
9/17/06                                                                     150,000           151,791
Merrill Lynch & Company, Inc. Medium-Term Notes, Tranche #312,
4.00%, Due 11/15/07                                                         180,000           181,342
Morgan Stanley Notes, 5.80%, Due 4/01/07                                    280,000           292,233
Morgan Stanley Tracers, 6.787%, Due 6/15/12 (b)                              84,000            93,175
Motorola, Inc. Notes, 7.625%, Due 11/15/10                                  100,000           116,018
National Rural Utilities Cooperative Finance Corporation
Collateral Trust Notes, 6.00%, Due 5/15/06                                   50,000            51,594
National Rural Utilities Cooperative Finance Corporation Notes,
5.75%, Due 8/28/09                                                          350,000           373,068
News America Holdings, Inc. Debentures, 8.25%, Due 8/10/18                  170,000           212,183
Northern States Power Company First Mortgage Bonds, Series B,
8.00%, Due 8/28/12                                                          150,000           183,694
Pioneer Natural Resources Company Senior Notes, 6.50%, Due
1/15/08                                                                     100,000           106,851
Principal Life Global Funding I Medium-Term Notes, Tranche #23,
3.625%, Due 4/30/08 (b)                                                     250,000           247,774
Procter & Gamble Company Notes, 6.875%, Due 9/15/09                         165,000           185,096
Public Service Company of Colorado Corporate Notes, 7.875%, Due
10/01/12                                                                     85,000           103,476
Regency Centers LP Notes, 7.95%, Due 1/15/11                                180,000           207,917
Republic Services, Inc. Notes, 7.125%, Due 5/15/09                          100,000           111,039
SBC Communications, Inc. Bonds, 6.15%, Due 9/15/34                          150,000           157,507
SBC Communications, Inc. Notes, 5.10%, Due 9/15/14                           95,000            95,865
SLM Corporation Medium-Term Notes, Tranche #13, 3.625%, Due
3/17/08                                                                     200,000           198,236
Simon Property Group LP Notes, 7.125%, Due 2/09/09                          150,000           165,576
Southwestern Electric Power Company First Mortgage Bonds, 7.00%,
Due 9/01/07                                                                 150,000           160,786
Sprint Capital Corporation Notes, 6.125%, Due 11/15/08                      140,000           149,372
SunTrust Banks, Inc. Notes, 5.05%, Due 7/01/07                              200,000           205,968
Target Corporation Notes, 6.35%, Due 1/15/11                                165,000           183,764
Telecom Italia Capital Guaranteed Senior Yankee Notes, 4.00%,
Due 1/15/10 (b)                                                             100,000            97,754
Telefonos de Mexico SA Yankee Notes, 4.50%, Due 11/19/08                    100,000           100,486
Time Warner Entertainment Company LP Senior Notes, 8.875%, Due
10/01/12                                                                    225,000           281,876
Travelers Property and Casualty Corporation Senior Notes, 5.00%,
Due 3/15/13                                                                 100,000            99,756
Unilever Capital Corporation Notes, 7.125%, Due 11/01/10                    265,000           304,161
Union Pacific Corporation Notes, 5.75%, Due 10/15/07                        120,000           125,895
United Mexican States Yankee Notes:
    7.50%, Due 1/14/12                                                       50,000            57,250
    8.625%, Due 3/12/08                                                     180,000           203,490
Verizon Global Funding Corporation Notes, 7.375%, Due 9/01/12               280,000           329,049
Verizon Wireless Capital LLC Notes, 5.375%, Due 12/15/06                    100,000           103,159
Wal-Mart Stores, Inc. Senior Notes, 6.875%, Due 8/10/09                     330,000           368,931
Washington Mutual, Inc. Senior Notes, 5.625%, Due 1/15/07                   300,000           310,535
Waste Management, Inc. Senior Notes, 6.50%, Due 11/15/08                    150,000           162,638
Wisconsin Electric Power Company Notes, 4.50%, Due 5/15/13                  100,000            99,932
------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $16,545,464)                                                   16,905,051
------------------------------------------------------------------------------------------------------
Non-Agency Mortgage & Asset-Backed Securities 0.9%
LB-UBS Commercial Mortgage Trust Pass-Thru Certificates, Series
2004-C7, Class A6, 4.786%, Due 10/15/29                                     200,000           201,356
------------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage & Asset-Backed Securities (Cost
$200,983)                                                                                     201,356
------------------------------------------------------------------------------------------------------
United States Government & Agency Issues 5.8%
United States Treasury Notes:
    3.00%, Due 11/15/07                                                     320,000           316,725
    3.125%, Due 1/31/07                                                     280,000           279,256
    3.625%, Due 1/15/10                                                     615,000           613,223
    4.25%, Due 11/15/14                                                     105,000           106,001
    4.75%, Due 5/15/14                                                       25,000            26,208
------------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues (Cost $1,341,124)                            1,341,413
------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 11.8%
Corporate Bonds
Conagra Foods, Inc. Senior Notes, 9.875%, Due 11/15/05                      100,000           104,635
Countrywide Home Loans, Inc. Medium-Term Notes, Series K, 3.50%,
Due 12/19/05                                                                250,000           250,647
Goldman Sachs Group, Inc. Notes, 7.625%, Due 8/17/05                        225,000           230,750
Household Finance Corporation Notes, 6.50%, Due 1/24/06                      90,000            92,721
KeyCorp Senior Notes, Tranche #85, 4.625%, Due 5/16/05                      250,000           251,289
Kimberly-Clark Corporation Notes, 4.50%, Due 7/30/05 (b)                    400,000           402,614
MetLife, Inc. Debentures, 3.911%, Due 5/15/05                                75,000            75,251
Pan American Energy LLC Yankee Notes, 6.625%, Due 9/15/05                   300,000           306,339
US Bancorp Medium-Term Notes, 4.75%, Due 6/30/05                            125,000           125,845
UST, Inc. Senior Notes, 8.80%, Due 3/15/05                                  410,000           412,913
Viacom, Inc. Notes, 7.15%, Due 5/20/05                                      300,000           303,425
Vodafone Group PLC Yankee Notes, 7.625%, Due 2/15/05                        175,000           175,291
------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $2,734,198)                                              2,731,720
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $20,821,769) 91.7%                                   21,179,540
Other Assets and Liabilities, Net 8.3%                                                      1,914,649
------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                      $   23,094,189
======================================================================================================

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Restricted security.

Percentages are stated as a percent of net assets.

This Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Short-Term Income Fund
January 31, 2005 (Unaudited)
                                                                     Shares or
                                                                  Principal Amount      Value
---------------------------------------------------------------------------------------------------
Corporate Bonds 24.7%
AT&T Wireless Services, Inc. Senior Notes, 7.35%, Due 3/01/06           $  460,000       $ 478,877
Bank of America Corporation Senior Notes, 5.25%, Due 2/01/07               915,000         943,355
British Sky Broadcasting Group PLC Yankee Notes, 8.20%, Due
7/15/09                                                                    300,000         345,987
CSX Corporation Notes, 6.25%, Due 10/15/08                                 460,000         494,337
Cendant Corporation Senior Notes, 6.25%, Due 1/15/08                       470,000         498,828
ChevronTexaco Capital Company Notes, 3.50%, Due 9/17/07                    250,000         249,897
Clear Channel Communications, Inc. Senior Notes, 4.625%, Due
1/15/08                                                                    515,000         519,239
Consumers Energy Company First Mortgage Notes, 6.25%, Due 9/15/06          150,000         155,930
Core Investment Grade Trust Pass-Thru Certificates, 4.727%, Due
11/30/07                                                                 1,000,000       1,018,735
DaimlerChrysler North America Holding Corporation Notes, 4.75%,
Due 1/15/08                                                                400,000         407,000
Encana Corporation Yankee Notes, 4.60%, Due 8/15/09                        210,000         213,510
Ford Motor Credit Company Notes, 5.70%, Due 1/15/10                        100,000          99,800
France Telecom Variable Rate Yankee Notes, 7.95%, Due 3/01/06              250,000         261,181
General Electric Capital Corporation Notes:
      3.50%, Due 5/01/08                                                   250,000         247,425
      5.375%, Due 3/15/07                                                   15,000          15,519
      6.50%, Due 12/10/07                                                  750,000         804,510
General Motors Acceptance Corporation Notes, 7.75%, Due 1/19/10            200,000         210,299
Household International, Inc. Senior Notes, 8.875%, Due 2/15/06            135,000         142,148
JP Morgan Chase & Company Senior Notes, 4.00%, Due 2/01/08                 540,000         541,435
Lennar Corporation Senior Notes, Series B, 9.95%, Due 5/01/10              105,000         112,071
News America, Inc. Senior Notes, 6.625%, Due 1/09/08                       460,000         493,208
Prudential Financial, Inc. Senior Notes, 4.104%, Due 11/15/06              150,000         151,335
SBC Communications, Inc. Notes, 4.125%, Due 9/15/09                        250,000         248,476
Southern California Edison Company First Mortgage Notes, 8.00%,
Due 2/15/07                                                                 82,000          88,752
Sprint Capital Corporation Notes, 6.125%, Due 11/15/08                     500,000         533,470
TCI Communications, Inc. Notes, 6.875%, Due 2/15/06                        500,000         517,146
Telus Corporation Yankee Notes, 7.50%, Due 6/01/07                         250,000         270,089
Texas Eastern Transmission Corporation Notes, 5.25%, Due 7/15/07           400,000         411,926
Time Warner, Inc. Debentures, 7.48%, Due 1/15/08                           500,000         546,189
US Bank National Association Notes, 6.50%, Due 2/01/08                     500,000         536,476
Union Pacific Corporation Notes, 5.75%, Due 10/15/07                       480,000         503,580
Univision Communications, Inc. Senior Notes, 2.875%, Due 10/15/06          520,000         511,903
Verizon Global Funding Corporation Notes, 4.00%, Due 1/15/08               730,000         733,803
Wal-Mart Stores, Inc. Notes, 3.375%, Due 10/01/08                        1,015,000         999,624
Waste Management, Inc. Senior Notes, 6.50%, Due 11/15/08                   450,000         487,914
Weyerhaeuser Company Notes, 6.00%, Due 8/01/06                             460,000         476,043
---------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $15,303,308)                                                15,270,017
---------------------------------------------------------------------------------------------------
Non-Agency Mortgage & Asset-Backed Securities  26.1%
Accredited Mortgage Loan Trust Variable Rate Pass-Thru
Certificates, Series 2004-3, Class 1A2, 3.44%, Due 10/25/34                500,000         494,902
Asset Securitization Corporation Commercial Mortgage Pass-Thru
Certificates, Series 1995-MD4, Class A-1, 7.10%, Due 8/13/29               391,940         403,378
Bank One Issuance Trust Floating Rate Notes, Series 2004-B1,
Class B1, 2.91%, Due 3/15/12                                               300,000         301,954
Bear Stearns Asset Backed Securities Trust Interest Only
Mortgage Pass-Thru Certificates, Series 2003-ABF1, Class AIO,
4.00%, Due 3/25/06                                                       4,354,159         138,108
CDC Mortgage Capital Trust Variable Rate Pass-Thru Certificates,
Series 2003-HE4, Class M1, 3.18%, Due 3/25/34                              499,991         502,491
CWABS, Inc. Variable Rate Revolving Home Equity Loan
Asset-Backed Notes:
       Series 2002-C, Class A, 2.83%, Due 5/15/28                          294,020         294,412
       Series 2004-Q, Class 2A, 2.89%, Due 12/15/33                        481,178         481,760
Capital One Prime Auto Receivables Trust Notes, Series 2004-3,
Class A2, 3.04%, Due 7/15/07                                               500,000         499,194
Chase Funding Trust Variable Rate Mortgage Loan Asset-Backed
Certificates, Series 2003-5, Class IIM-1, 3.13%, Due 5/25/33               500,000         500,000
Citigroup Mortgage Loan Trust Variable Rate Pass-Thru
Certificates, Series 2004-HYB4, Class A-IA, 2.86%, Due 12/25/34            687,153         687,153
Countrywide Alternative Loan Trust, Inc. Mortgage Pass-Thru
Certificates, Series 2004-J8, Class 4A1, 6.00%, Due 2/25/17                813,546         833,014
Countrywide Home Equity Loan Trust Variable Rate Asset-Backed
Notes, Series 2004-I, Class A, 2.88%, Due 2/15/34                          282,934         283,938
Countrywide Home Loans Inc. Variable Rate Mortgage Pass-Thru
Certificates:
       Series 2001-HYB1, Class 2A1, 4.7133%, Due 6/19/31                    95,665          96,382
       Series 2002-HYB2, Class 1A1, 4.7136%, Due 9/19/32                   252,593         253,749
       Series 2004-20, Class 3A1, 4.1622%, Due 9/25/34                     104,218         107,735
Countrywide Variable Rate Asset-Backed Certificates, Series
2004-7, Class AF1, 2.73%, Due 10/25/22                                     440,511         440,938
Credit Suisse First Boston Mortgage Securities Corporation
Commercial Mortgage Pass-Thru Certificates, Series 1997-C2,
Class A-2, 6.52%, Due 1/17/35                                              223,467         229,100
DLJ Commercial Mortgage Corporation Pass-Thru Certificates,
Series 2000-CF1, Class A1A, 7.45%, Due 6/10/33                             445,587         459,449
DaimlerChrysler Auto Trust Asset-Backed Notes, Series 2005-A,
Class A2, 3.17%, Due 9/08/07                                               500,000         499,688
Equifirst Mortgage Loan Trust Variable Rate Asset-Backed
Certificates, Series 2003-2, Class III-A3, 2.47%, Due 9/25/33              745,508         744,590
Fleet Commercial Loan Master LLC Variable Rate Asset-Backed
Notes, Series 2000-1A, Class B2, 2.87%, Due 11/16/07 (b)                   500,000         500,234
GMAC Commercial Mortgage Securities, Inc. Pass-Thru
Certificates, Series 2000-C2, Class A1, 7.273%, Due 8/16/33                343,473         362,146
GS Mortgage Securities Corporation Variable Rate Asset-Backed
Certificates, Series 2004-7, Class AV1, 2.71%, Due 6/25/34                 599,920         600,148
GS Mortgage Securities Corporation Variable Rate Pass-Thru
Certificates:
      Series 2004-4, Class 1AF, 2.93%, Due 6/25/34 (b)                     347,800         347,602
      Series 2004-4, Class 2A1, 4.1727%, Due 6/25/34                       343,542         350,665
      Series 2004-4, Class 2A2, 5.216%, Due 4/25/32                        375,431         379,326
Golden National Mortgage Asset-Backed Certificates, Series
1998-GNI, Class M-2, 8.02%, Due 2/25/27 (g)                                132,601         132,397
Green Tree Home Improvement Loan Trust Home Equity Loan
Certificates, Series 1998-E, Class M-2, 7.27%, Due 6/15/28                  50,000          50,991
Greenwich Capital Commercial Funding Corporation Interest Only
Variable Rate Mortgage Pass-Thru Certificates, Series 2002-C1,
Class XPB, 1.7576%, Due 1/11/35 (b)                                      6,000,000         302,356
Greenwich Capital Commercial Funding Corporation Mortgage
Pass-Thru Certificates, Series 2004-GG1, Class A-2, 3.835%, Due
6/10/36                                                                    500,000         498,203
Indymac Index Mortgage Loan Trust Variable Rate Interest Only
Pass-Thru Certificates:
      Series 2004-AR8, Class AX1, 0.80%, Due 11/25/34                   13,243,226         169,023
      Series 2004-AR14, Class AX1, 0.80%, Due 1/25/35                   26,507,000         336,904
Master Adjustable Rate Mortgages Trust Pass-Thru Certificates,
Series 2002-3, Class 4-A-1, 6.1774%, Due 10/25/32                           97,198          97,899
Nomura Asset Acceptance Corporation Interest Only Mortgage
Pass-Thru Certificates, Series 2003-A3, Class A-IO, 5.15%, Due
3/25/06                                                                  3,000,000         117,583
Preferred Term Securities XV Variable Rate Yankee Notes,
4.0713%, Due 9/26/34 (b)                                                   255,000         255,010
Renaissance Home Equity Loan Trust Variable Rate Asset-Backed
Certificates, Series 2004-3, Class AF1, 2.75%, Due 11/25/34                279,589         279,786
Residential Asset Mortgage Products, Inc. Asset-Backed Pass-Thru
Certificates, Series 2003-RZ5, Class A2, 3.18%, Due 3/25/27                400,000         399,036
Residential Asset Securities Corporation Floating Rate
Certificates, Series 2001-KS1, Class AII, 2.765%, Due 3/25/32               77,939          78,052
Residential Asset Securities Corporation Variable Rate
Asset-Backed Pass-Thru Certificates, Series 2003-KS8, Class
MII1, 3.16%, Due 10/25/33                                                  500,000         504,277
Residential Finance LP / Residential Finance De Corporation
Variable Rate Real Estate Certificates, Series 2003-C, Class
B-3, 3.99%, Due 9/10/35 (b)                                                490,944         499,536
Structured Asset Investment Loan Trust Variable Rate Mortgage
Pass-Thru Certificates, Series 2003-BC3, Class M1, 3.48%, Due
4/25/33                                                                    500,000         503,047
Terwin Mortgage Trust Variable Rate Asset-Backed Certificates,
Series 2004-21HE, Class 1-A1, 3.01%, Due 12/25/34                          240,136         240,136
Washington Mutual Mortgage Pass-Thru Certificates:
      Series 2002-AR7, Class A-6, 5.53%, Due 7/25/32                       221,401         221,859
      Series 2002-AR10, Class A6, 4.816%, Due 10/25/32                      65,630          65,669
      Series 2002-AR15, Class A5, 4.38%, Due 12/25/32                      134,930         135,385
Washington Mutual Variable Rate Mortgage Pass-Thru Certificates,
Series 2003-AR7, Class A5, 3.066%, Due 8/25/33                             241,000         236,379
Wilshire Funding Corporation Variable Rate Mortgage-Backed
Certificates, Series 1998-WFC2, Class M-1, 4.6%, Due 12/28/37 (g)          238,958         238,958
---------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage & Asset-Backed Securities (Cost $
16,101,645)                                                                             16,154,542
---------------------------------------------------------------------------------------------------
United States Government & Agency Issues  18.5%
FHLMC Adjustable Rate Guaranteed Mortgage Participation
Certificates:
      4.125%, Due 7/25/43                                                  135,746         137,772
      Series T-59, Class 2A1, 4.109%, Due 10/25/43                         409,805         417,828
FHLMC Adjustable Rate Participation Certificates:
      Pool #1B0123, 6.135%, Due 9/01/31                                    106,884         109,995
      Pool #1B0128, 6.179%, Due 9/01/31                                    126,252         128,836
      Pool #786823, 6.026%, Due 7/01/29                                    186,450         196,078
FHLMC Guaranteed Mortgage Participation Certificates, 9.50%, Due
2/25/42                                                                    368,961         407,010
FHLMC Notes:
      3.00%, Due 7/27/07                                                 1,000,000         980,425
      4.375%, Due 7/30/09                                                  400,000         400,293
FHLMC Participation Certificates:
      7.00%, Due 11/17/13                                                  415,453         433,629
      7.50%, Due  12/01/11 thru 10/01/12                                   748,814         789,603
FNMA Adjustable Rate Guaranteed Mortgage Pass-Thru Certificates,
Pool #545460, 5.818%, Due 11/01/31                                         113,964         118,076
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment
Conduit Pass-Thru Trust, Series 2003-W10, Class 3A2A, 2.196%,
Due 7/25/37                                                                248,548         246,040
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment
Conduit Trust Participation Certificates:
      Series 2003-W11, Class A1, 6.8366%, Due 6/25/33                      509,368         527,932
      Series 2003-W6, Class 6A, 4.228%, Due 8/25/42                        573,916         586,425
      Series 2003-W6, Class PT4, 9.7762%, Due 10/25/42                     633,192         695,324
FNMA Guaranteed Mortgage Pass-Thru Certificates:
      8.00%, Due 9/01/23                                                    40,145          43,771
      8.33%, Due 7/15/20                                                   298,111         330,679
      9.00%, Due 2/15/20                                                     9,319          10,642
FNMA Guaranteed Real Estate Mortgage Investment Conduit
Pass-Thru Trust, 9.50%, Due 11/25/31                                       463,935         511,779
FNMA Guaranteed Real Estate Mortgage Investment Conduit Trust
Pass-Thru Certificates, 4.75%, Due 12/25/42                                500,000         499,932
FNMA Notes:
      2.15%, Due 4/13/06                                                   500,000         493,626
      3.125%, Due 12/15/07                                                 750,000         739,463
      3.25%, Due 8/15/08                                                   500,000         491,440
Federal Home Loan Bank Bonds, 3.375%, Due 10/05/07                         200,000         198,805
Federal Home Loan Bank Notes, 2.00%, Due 7/10/06                           270,000         264,989
GNMA Guaranteed Pass-Thru Certificates:
      7.00%, Due 5/15/13                                                   292,824         312,300
      8.00%, Due 12/15/23                                                  300,905         333,846
      9.00%, Due 11/15/17                                                  695,213         786,595
United States Treasury Notes, 2.625%, Due 5/15/08                          250,000         243,506
---------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues (Cost $11,297,521)                       11,436,639
---------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 0.9%
CSUCI Financing Authority Revenue - Rent, Housing, and Town
Center Project, 3.79%, Due 8/01/44 (Mandatory Put at $100 on
8/01/07)                                                                   250,000         248,125
California Statewide Communities Development Authority
Certificates of Participation - Eskaton Properties, Inc.
Project, 6.0%, Due 5/15/29                                                 300,000         300,000
---------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $549,880 )                                       548,125
---------------------------------------------------------------------------------------------------
Short-Term Investments (a) 29.3%
Corporate Bonds 4.9%
ABN AMRO Bank NV Subordinated Notes, 7.25%, Due 5/31/05                    500,000         507,009
Burlington Northern Santa Fe Corporation Notes, 6.375%, Due
12/15/05                                                                   515,000         528,586
Walt Disney Company Notes, 7.30%, Due 2/08/05                              500,000         500,319
Dominion Resources, Inc. Senior Notes, Series B, 7.625%, Due
7/15/05                                                                    500,000         510,165
MetLife, Inc. Debentures, 3.911%, Due 5/15/05                              130,000         130,434
Nabisco, Inc. Notes, 6.85%, Due 6/15/05                                    500,000         506,681
NiSource Finance Corporation Notes, 7.625%, Due 11/15/05                   135,000         139,396
Pan American Energy LLC Yankee Notes, 6.625%, Due 9/15/05                  250,000         255,283
                                                                                  -----------------
Total Corporate Bonds                                                                    3,077,873

Non-Agency Mortgage & Asset-Backed Securities 0.2%
Residential Asset Mortgage Products, Inc. Interest Only
Asset-Backed Pass-Thru Certificates, Series 2002-RS7, Class
A-IO, 2.00%, Due 5/25/05                                                 4,345,946          19,687
Structured Asset Investment Loan Trust, Interest Only Mortgage
Pass-Thru Certificates, Series 2003-BC1, Class A, 6.00%, Due
2/25/05                                                                  2,181,809           8,011
Structured Asset Securities Corporation Interest Only Mortgage
Pass-Thru Certificates:
      Series 2003-18XS, Class AIO, 5.00%, Due 5/25/05                    1,428,571          18,415
      Series 2003-S1, Class A-IO, 6.00%, Due 2/25/05                     2,857,153          10,491
Structured Asset Securities Corporation Variable Rate Interest
Only Mortgage Pass-Thru Certificates, Series 2004-4XS, Class
A-IO, 3.9134%, Due 1/25/06                                               1,275,600          44,539
                                                                                  -----------------
Total Non-Agency Mortgage & Asset-Backed Securities                                        101,143

Repurchase Agreements (d) 23.3%
ABN AMRO Inc. (Dated 01/31/05), 2.47%, Due 2/01/05 (Repurchase
proceeds $13,300,913); Collateralized by: United States
Government & Agency Issues                                              13,300,000      13,300,000
State Street Bank (Dated 01/31/05), 0.85%, Due 2/01/05
(Repurchase proceeds $1,086,126); Collateralized by: United
States Government & Agency Issues                                        1,086,100       1,086,100
                                                                                  -----------------
Total Repurchase Agreements                                                             14,386,100

United States Government & Agency Issues  0.9%
FHLMC Guaranteed Interest Only Participation Certificates,
Series T-53, Class S, 6.50%, Due 6/25/05                                 3,500,000          73,850
FNMA Notes, 2.00%, Due 1/15/06                                             500,000         494,612
United States Treasury Bills, 2.225%, Due 3/31/05 (c)                       10,000           9,963
                                                                                  -----------------
Total United States Government & Agency Issues                                             578,425
---------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $18,105,828)                                         18,143,541
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $61,358,182) 99.5%                                61,552,864
Other Assets and Liabilities, Net 0.5%                                                     291,899
---------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                     $ 61,844,763
---------------------------------------------------------------------------------------------------

FUTURES
---------------------------------------------------------------------------------------------------
                                                                              Unrealized
                                                         Underlying Face     Appreciation/
                                     Expiration Date     Amount at Value    (Depreciation)
---------------------------------------------------------------------------------------------------
Purchased:
7 Two-Year U.S. Treasury Note            03/05            $1,463,438          $   1,283

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Restricted security.
(c) All or a portion of security is pledged as collateral to cover margin requirements on open futures contracts.

Percentages are stated as a percent of net assets.

This Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Advisor Bond Fund
January 31, 2005 (Unaudited)
                                                                      Shares or
                                                                  Principal Amount            Value
------------------------------------------------------------------------------------------------------
Corporate Bonds 30.3%
AT&T Wireless Services, Inc. Senior Notes, 8.75%, Due 3/01/31          $ 1,025,000       $  1,414,134
America Movil SA de CV Guaranteed Senior Yankee Notes, 5.50%,
Due 3/01/14                                                                700,000            706,688
Associates Corporation of North America Debentures, 6.95%, Due
11/01/18                                                                   800,000            939,867
Bellsouth Corporation Notes, 4.75%, Due 11/15/12                         1,120,000          1,131,617
CenterPoint Energy Resources Corporation Senior Notes, Series B,
7.875%, Due 4/01/13                                                        800,000            956,118
Clear Channel Communications, Inc. Senior Notes, 8.00%, Due
11/01/08                                                                   325,000            361,502
Comcast Corporation Senior Notes, 5.85%, Due 1/15/10                     1,570,000          1,677,352
Consumers Energy Company First Mortgage Bonds, 5.50%, Due
8/15/16 (b)                                                              1,190,000          1,232,249
DaimlerChrysler North America Holding Corporation Guaranteed
Notes:
   4.05%, Due 6/04/08                                                    1,000,000            995,839
   Series A, Tranche #1, 7.375%, Due 9/15/06                             1,100,000          1,159,650
Devon Energy Corporation Senior Debentures, 7.95%, Due 4/15/32           1,925,000          2,534,567
RR Donnelley & Sons Company Notes, 4.95%, Due 4/01/14                      720,000            722,320
EOP Operating LP Notes, 6.75%, Due 2/15/12                               1,835,000          2,046,820
FedEx Corporation Notes, 2.65%, Due 4/01/07                                985,000            962,056
Ford Motor Credit Company Notes, 7.00%, Due 10/01/13                     1,850,000          1,953,012
France Telecom SA Yankee Notes, 9.25%, Due 3/01/31                       1,700,000          2,370,509
General Electric Capital Corporation Bonds, 6.75%, Due 3/15/32           4,755,000          5,721,069
General Electric Capital Corporation Guaranteed Subordinated
Notes, 7.875%, Due 12/01/06                                              1,000,000          1,074,755
General Motors Acceptance Corporation Notes, 6.875%, Due 9/15/11         2,460,000          2,473,498
Goodrich Corporation Senior Notes, 7.625%, Due 12/15/12                    450,000            535,883
HSBC Holdings PLC Yankee Bonds, 7.35%, Due 11/27/32 (b)                    500,000            621,770
Hutchison Whampoa International, Ltd. Guaranteed Yankee Notes,
6.25%, Due 1/24/14 (b)                                                   1,325,000          1,414,545
International Lease Finance Corporation Notes, 5.875%, Due
5/01/13                                                                    915,000            978,224
Kinder Morgan Energy Partners LP Notes, 5.125%, Due 11/15/14               725,000            729,375
Kraft Foods, Inc. Notes, 5.25%, Due 10/01/13                             2,020,000          2,097,441
Kroger Company Senior Bonds, 8.00%, Due 9/15/29                          1,565,000          1,992,384
Motorola, Inc. Debentures, 6.50%, Due 11/15/28                           2,410,000          2,637,800
National Rural Utilities Cooperative Finance Corporation
Collateral Trust Notes, 6.00%, Due 5/15/06                               3,095,000          3,193,644
NiSource Finance Corporation Senior Notes, 6.15%, Due 3/01/13            1,280,000          1,393,793
Normandy Finance, Ltd. Yankee Notes, 7.625%, Due 7/15/08 (b)               800,000            886,937
Occidental Petroleum Corporation Debentures, 7.20%, Due 4/01/28          1,495,000          1,831,055
Ohio Power Company Senior Notes, Series F, 5.50%, Due 2/15/13              940,000            989,881
Public Service Company of Colorado Corporate Notes, 7.875%, Due
10/01/12                                                                   415,000            505,208
Southern California Edison Company First and Refunding Mortgage
Bonds, Series 2005, 5.55%, Due 1/15/36                                     870,000            892,944
Sprint Capital Corporation Notes, 8.75%, Due 3/15/32                     1,500,000          2,037,783
Telefonos de Mexico SA Yankee Notes, 4.50%, Due 11/19/08                 1,415,000          1,421,881
Texas Eastern Transmission Corporation Notes, 5.25%, Due 7/15/07           860,000            885,642
Time Warner Entertainment Company LP Senior Notes, 8.875%, Due
10/01/12                                                                 1,000,000          1,252,781
Transocean Sedco Forex Corporation Bonds, 7.50%, Due 4/15/31               600,000            760,997
Tyco International Group SA Guaranteed Yankee Notes, 6.00%, Due
11/15/13                                                                   835,000            911,996
Union Pacific Corporation Notes, 5.75%, Due 10/15/07                     1,105,000          1,159,284
United Mexican States Yankee Notes, 7.50%, Due 1/14/12                   1,125,000          1,288,125
Verizon Communications Debentures, 8.75%, Due 11/01/21                     570,000            754,862
Verizon Virginia, Inc. Debentures, Series A, 4.625%, Due 3/15/13           500,000            490,562
Waste Management, Inc. Senior Notes:
   6.375%, Due 11/15/12                                                    500,000            555,247
   7.375%, Due 8/01/10                                                     295,000            337,347
Yum! Brands, Inc. Notes, 7.70%, Due 7/01/12                                750,000            891,750
------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $59,604,529)                                                   63,882,763
------------------------------------------------------------------------------------------------------
Non-Agency Mortgage & Asset-Backed Securities 27.9%
Bank of America Alternative Loan Trust Pass-Thru Certificates,
Series 2004-8, Class 2CB1, 6.00%, Due 9/25/34                            3,484,291          3,580,825
Bear Stearns Commercial Mortgage Securities, Inc. Pass-Thru
Certificates, Series 2004-T16, Class A5, 4.60%, Due 2/13/46              3,450,000          3,434,367
CWABS, Inc. Variable Rate Revolving Home Equity Loan
Asset-Backed Notes:
   Series 2002-C, Class A, 2.72%, Due 5/15/28                            1,204,274          1,205,878
   Series 2004-Q, Class 2A, 2.78%, Due 12/15/33                          1,939,003          1,941,351
Citibank Credit Card Issuance Trust Notes, Series 2003-A10,
Class A10, 4.75%, Due 12/10/15                                           3,000,000          3,049,480
Citigroup Mortgage Loan Trust Variable Rate Pass-Thru
Certificates, Series 2004-HYB4, Class A-IA, 2.86%, Due 12/25/34          2,311,778          2,311,778
Countrywide Alternative Loan Trust, Inc. Mortgage Pass-Thru
Certificates, Series 2004-J8, Class 4A1, 6.00%, Due 2/25/17              6,302,386          6,453,205
Countrywide Home Equity Loan Trust Variable Rate Asset-Backed
Notes, Series 2004-I, Class A, 2.77%, Due 2/15/34                        2,210,425          2,218,266
Countrywide Home Loans Inc. Variable Rate Mortgage Pass-Thru
Certificates, Series 2001-HYB1, Class 2A1, 4.7133%, Due 6/19/31            233,329            235,079
Countrywide Variable Rate Asset-Backed Certificates, Series
2004-7, Class AF1, 2.73%, Due 10/25/22                                   2,762,005          2,764,681
Credit Suisse First Boston Mortgage Securities Corporation
Commercial Mortgage Pass-Thru Certificates, Series 1997-C2,
Class A-2, 6.52%, Due 1/17/35                                              558,667            572,751
GS Mortgage Securities Corporation Variable Rate Mortgage
Pass-Thru Certificates:
   Series 2004-4, Class A2A, 2.68%, Due 5/25/34                          2,481,691          2,478,992
   Series 2004-4, Class 2A1, 4.2419%, Due 6/25/34                        1,969,643          2,010,479
Greenwich Capital Commercial Funding Corporation Interest Only
Variable Rate Mortgage Pass-Thru Certificates, Series 2002-C1,
Class XPB, 1.7576%, Due 1/11/35 (b)                                     24,000,000          1,209,422
JP Morgan Chase Commercial Mortgage Securities Corporation
Interest Only Mortgage Pass-Thru Certificates, Series 2001-CIB2,
Class X2, 0.9964%, Due 4/15/35 (b)                                      63,000,000          2,041,458
LB-UBS Commercial Mortgage Trust Pass-Thru Certificates, Series
2004-C7, Class A6, 4.786%, Due 10/15/29                                  4,285,000          4,314,059
Master Adjustable Rate Mortgages Trust Pass-Thru Certificates,
Series 2002-3, Class 4-A-1, 6.1774%, Due 10/25/32                          728,982            734,245
Metris Master Trust Floating Rate Asset-Backed Securities,
Series 1999-2, Class A, 3.04%, Due 1/20/10                               2,265,000          2,266,616
Morgan Stanley Capital ABS I, Inc. Trust Variable Rate Mortgage
Pass-Thru Certificates, Series 2003-HE1, Class A3, 2.64%, Due
5/25/33                                                                    124,436            124,510
Mountain Capital CLO I, Ltd./Mountain Capital CLO I Corporation
Variable Rate Notes, Series 1A, Class A-1, 3.26%, Due 4/15/11 (b)        1,078,156          1,081,020
NAAC Reperforming Loan Real Estate Mortgage Investment Conduit
Trust Variable Rate Pass-Thru Certificates, Series 2004-R2,
Class A1, 6.50%, Due 10/25/34 (b)                                        2,948,809          3,064,300
Nomura Asset Acceptance Corporation Variable Rate Mortgage
Pass-Thru Certificates:
   Series 2004-AP1, Class A1, 2.73%, Due 3/25/34                           679,372            679,913
   Series 2004-AR1, Class 5A2, 2.79%, Due 8/25/34                        2,444,588          2,445,063
Preferred Term Securities XV Variable Rate Yankee Notes,
4.0713%, Due 9/26/34 (b)                                                 1,085,000          1,085,042
Renaissance Home Equity Loan Trust Variable Rate Asset-Backed
Certificates, Series 2004-3, Class AF1, 2.75%, Due 11/25/34              1,747,429          1,748,665
Residential Asset Securities Corporation Variable Rate Home
Equity Mortgage Asset-Backed Pass-Thru Certificates, Series
2004-KS1, Class AI1, 2.68%, Due 9/25/20                                    584,945            585,384
Structured Asset Securities Corporation Floating Rate Mortgage
Pass-Thru Certificates, Series 1998-2, Class A, 3.05%, Due
2/25/28                                                                    345,172            345,387
Terwin Mortgage Trust Variable Rate Asset-Backed Certificates,
Series 2004-21HE, Class 1-A1, 3.01%, Due 12/25/34                        1,738,583          1,738,583
USAA Auto Owner Trust Asset-Backed Notes, Series 2004-3, Class
A-2, 2.79%, Due 6/15/07                                                  2,195,000          2,188,279
Washington Mutual Mortgage Pass-Thru Certificates:
   Series 2002-AR4, Class A-7, 5.5082%, Due 4/26/32                        563,045            562,124
   Series 2002-AR7, Class A-6, 5.53%, Due 7/25/32                          276,751            277,324
------------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage & Asset-Backed Securities (Cost
$58,357,753)                                                                               58,748,526
------------------------------------------------------------------------------------------------------
United States Government & Agency Issues 25.3%
FHLMC Adjustable Rate Guaranteed Mortgage Participation
Certificates:
   4.125%, Due 7/25/43                                                   2,145,443          2,177,463
   Series T-59, Class 2A1, 4.109%, Due 10/25/43                          2,458,828          2,506,966
FHLMC Adjustable Rate Participation Certificates, 5.669%, Due
6/01/32                                                                    394,414            410,775
FHLMC Participation Certificates:
   5.00%, Due 8/01/19                                                    1,970,839          2,003,813
   7.50%, Due 12/01/11                                                   1,061,403          1,110,323
   10.50%, Due 8/01/19                                                     146,521            165,200
FNMA Adjustable Rate Guaranteed Mortgage Pass-Thru Certificates:
   4.671%, Due 4/01/14                                                   3,065,339          3,093,789
   5.806%, Due 11/01/31                                                    911,708            944,609
FNMA Guaranteed Mortgage Pass-Thru Certificates:
   4.50%, Due 1/01/19                                                    6,786,105          6,794,314
   5.00%, Due 12/01/18 thru 3/01/34                                      6,845,316          6,866,048
   5.50%, Due 6/01/34                                                    4,668,523          4,753,870
   6.201%, Due 5/01/09                                                   2,061,960          2,192,290
   6.221%, Due 12/01/08                                                  3,901,192          4,146,436
   8.00%, Due 6/01/12 thru 9/01/23                                       3,334,188          3,564,954
   8.33%, Due 7/15/20                                                      563,631            625,206
   8.50%, Due 5/01/26 thru 11/01/26                                      1,316,082          1,480,674
   9.00%, Due 12/01/16                                                     347,949            393,821
FNMA Guaranteed Real Estate Mortgage Investment Conduit
Pass-Thru Certificates:
   8.00%, Due 4/25/22                                                      532,839            555,606
   9.50%, Due 6/25/19                                                      453,519            496,127
FNMA Guaranteed Real Estate Mortgage Investment Conduit
Pass-Thru Trust, 9.50%, Due 12/25/41                                     1,984,524          2,189,178
GNMA Guaranteed Pass-Thru Certificates, 8.00%, Due 12/15/17              1,571,064          1,721,750
United States Treasury Notes:
   3.625%, Due 1/15/10                                                   3,400,000          3,390,174
   4.25%, Due 11/15/14                                                   1,600,000          1,615,251
------------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues (Cost $52,421,191)                          53,198,637
------------------------------------------------------------------------------------------------------
Municipal Bonds 0.1%
Tobacco Settlement Financing Corporation Revenue, 5.00%, Due
6/01/09                                                                    275,000            276,213
------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $275,000)                                                         276,213
------------------------------------------------------------------------------------------------------
Common Stocks 0.0%
OpTel, Inc. Non-Voting (Acquired 4/14/98; Cost $20,000) (b) (c)
(d)                                                                            500                  5
------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $20,000)                                                                  5
------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 16.9%
Corporate Bonds 0.7%
MetLife, Inc. Debentures, 3.911%, Due 5/15/05                          $ 1,400,000          1,404,675

Non-Agency Mortgage & Asset-Backed Securities 0.0%
Residential Asset Mortgage Products, Inc. Interest Only
Asset-Backed Pass-Thru Certificates, Series 2002-RS7, Class
A-IO, 2.00%, Due 5/25/05                                                 8,691,892             39,374

Repurchase Agreements 16.1%
ABN AMRO Inc. (Dated 1/31/05), 2.47%, Due 2/01/05 (Repurchase
proceeds $32,502,230); Collateralized by: United States
Government & Agency Issues                                              32,500,000         32,500,000
State Street Bank (Dated 1/31/05), 0.85%, Due 2/01/05
(Repurchase proceeds $1,490,335); Collateralized by: United
States Government & Agency Issues                                        1,490,300          1,490,300
                                                                                  --------------------
Total Repurchase Agreements                                                                33,990,300

United States Government Issues 0.1%
United States Treasury Bills, Due 2/03/05 thru 3/31/05                     230,000            229,618
------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $35,633,940)                                            35,663,967
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $206,312,413) 100.5%                                211,770,111
Other Assets and Liabilities, Net (0.5%)                                                   (1,121,435)
------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                      $  210,648,676
======================================================================================================

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Restricted security.
(c) Illiquid security.
(d) Non-income producing security. In the case of a debt security, generally denotes that the issuer has defaulted on the payment of principal or interest, the issuer has filed for bankruptcy or the Fund has halted accruing income.

Percentages are stated as a percent of net assets.

This Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Income Funds, Inc., on behalf of the Strong Advisor Municipal Bond Fund, Strong Corporate Income Fund, Strong High-Yield Bond Fund, Strong Short-Term Income Fund, and Strong Short-Term High Yield Bond Fund


By:      /s/ Dana J. Russart
         ------------------------------
         Dana J. Russart, Principal Executive Officer

Date:    March 30, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    March 30, 2005